Stock Option Plans (Tables)	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value Option Award	The assumptions for the periods indicated are noted in the following table.
Weighted average Black-Scholes-Merton fair value assumptions

	Year Ending January 31,
	2021	2020
Risk free interest rate	0.34% - 0.37%	1.47% - 2.53%
Expected life	3.97 years - 5.97 years	3.98 years - 6.00 years
Expected volatility	53% - 64%	49% - 51%
Expected dividend yield	0.0%	0.0%

Summary of Company's Stock Option Activity
The following table presents a summary of the Company’s stock option activity for the fiscal year ended January 31, 2021:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding, January 31, 2020	2,440	$4.51	7.08	$20
Granted	320	1.47
Exercised	—	—
Forfeited	(41)	4.63
Expired	(133)	5.31

Outstanding, January 31, 2021	2,586	$4.09	6.58	$223

Exercisable at January 31, 2021	1,778	$4.63	5.71	$—
Vested and expected to vest at January 31, 2021	2,562	$4.12	6.55	$213

Restricted Stock and Changes During Period
Restricted stock as of January 31, 2021 and changes during the fiscal year ended January 31, 2021 were as follows:

	Year Ended January 31, 2021
	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested, beginning of period	37	$3.98
Granted	15	1.25
Vested	(12)	3.98
Canceled	—	—

Unvested, end of period	40	$2.94